Retirement Benefit Obligations - Summary of Major Long-Term Assumptions Used By Actuaries in the Computation of Scheme Liabilities and Post-Retirement Obligations (Detail)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Eurozone
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	3.30%	2.92%	2.52%
Pensions in payment	2.10%	1.90%	1.45%
Inflation	2.30%	1.90%	1.50%
Discount rate	4.20%	1.43%	1.14%
United States and Canada
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	3.00%	3.03%	3.37%
Pensions in payment	0.00%	0.00%	0.00%
Inflation	2.10%	2.00%	2.00%
Discount rate	5.20%	2.82%	2.34%
Medical cost trend rate	1.87%	5.91%	5.97%
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Salaries	2.50%	1.25%	1.00%
Pensions in payment	0.00%	0.00%	0.00%
Inflation	2.00%	0.75%	0.50%
Discount rate	2.20%	0.30%	0.20%